Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Textual)
Total balance of cash in bank exceeding the amount insured by Federal Deposit Insurance Corporation (FDIC)	$ 0		$ 233,000	$ 0
Total balance of cash in foreign bank exceeding deposit insurance	$ 125,000		37,000	0
Purchased intangible asset consists of satellite system software and is amortized, useful life	10 years
Research and development costs	$ 0	$ 416,231	$ 416,231	$ 1,541,952
Vehicles [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Satellite Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Lease Improvements [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Ground Station Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years